OvaXon Joint Venture (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 18, 2013	Dec. 31, 2013	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
OvaXon joint venture
Amount contributed	$ 1,500	$ 1,500
Equity interest	50.00%	50.00%
Percentage of ownership control with disputes resolved through arbitration	50.00%	50.00%
Loss from equity method investment			$ (4)	$ (454)	$ (4)	$ (875)	$ (1,018)	$ (1,542)	$ (1,561)
Investment in joint venture			142		142		146	65
OvaXon
OvaXon joint venture
Equity interest										50.00%
Loss from equity method investment			$ 0	$ (500)	$ 0	$ 900	(1,000)	(1,500)	$ (1,500)
Investment in joint venture							$ 100	$ 100